FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

                      Franklin Strategic Mortgage Portfolio
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/04

Item 1. Schedule of Investments.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .............................   3
Notes to Statement of Investments ....................   9

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 104.8%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 29.5%
       FHLMC 25 Year, 9.25%, 8/01/14 ..........................................................    $     8,213       $      9,131
       FHLMC 25 Year, 9.50%, 12/01/09 .........................................................        100,974            108,408
       FHLMC 30 Year, 8.00%, 4/01/08 - 5/01/17 ................................................         66,923             72,465
       FHLMC 30 Year, 8.50%, 2/01/17 ..........................................................         17,787             19,625
       FHLMC 30 Year, 9.00%, 7/01/08 - 6/01/16 ................................................          9,073              9,817
       FHLMC 30 Year, 9.125%, 9/01/17 .........................................................          4,860              5,398
       FHLMC 30 Year, 9.25%, 3/01/10 ..........................................................          2,536              2,634
       FHLMC Gold 15 Year, 4.50%, 10/01/18 ....................................................     11,703,074         11,695,510
       FHLMC Gold 15 Year, 4.50%, 11/01/18 ....................................................      5,367,402          5,363,934
       FHLMC Gold 15 Year, 4.50%, 11/01/18 - 2/01/19 ..........................................      3,613,269          3,609,318
       FHLMC Gold 15 Year, 5.00%, 10/01/17 - 6/01/19 ..........................................      8,947,892          9,097,183
       FHLMC Gold 15 Year, 5.50%, 10/01/18 - 4/01/19 ..........................................      3,670,299          3,795,346
       FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ...........................................         11,966             12,662
       FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ...........................................         12,486             13,226
       FHLMC Gold 15 Year, 7.50%, 4/01/10 .....................................................          4,456              4,727
       FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 ..........................................        302,018            320,725
       FHLMC Gold 20 Year, 6.50%, 2/01/19 .....................................................      1,630,108          1,722,778
       FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/34 ..........................................        860,422            856,135
   (a) FHLMC Gold 30 Year, 5.00%, 1/01/34 .....................................................     26,250,000         26,069,531
       FHLMC Gold 30 Year, 5.50%, 9/01/33 - 11/01/34 ..........................................      5,679,698          5,776,188
       FHLMC Gold 30 Year, 5.50%, 10/01/34 ....................................................     11,808,879         12,007,797
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 10/01/33 ..........................................      1,136,778          1,175,335
       FHLMC Gold 30 Year, 6.00%, 8/01/34 .....................................................      8,930,797          9,232,932
       FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 ..........................................      2,795,901          2,940,933
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 7/01/32 ...........................................      7,742,600          8,219,918
       FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 ..........................................      2,523,072          2,703,026
       FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ...........................................        314,360            342,437
       FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 ..........................................        911,020            993,645
       FHLMC Gold 30 Year, 9.00%, 9/01/30 .....................................................        726,100            802,155
       FHLMC Gold 30 Year, 9.25%, 12/01/08 ....................................................        135,289            140,845
       FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 ..........................................      2,617,433          2,946,840
       FHLMC Gold 30 Year, 10.00%, 1/01/19 ....................................................        362,439            406,074
       FHLMC PC 20 Year, 8.50%, 5/01/17 .......................................................      2,010,404          2,215,936
       FHLMC PC 30 Year, 9.50%, 8/01/19 .......................................................        268,803            297,560
                                                                                                                     ------------
                                                                                                                      112,990,174
                                                                                                                     ------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.6%
       FHLMC Cap 10.226%, Margin 2.23% + CMT, Resets Annually, 5.221%, 1/01/32 ................        868,805            900,447
       FHLMC Cap 10.644%, Margin 2.56% + CMT, Resets Annually, 4.54%, 4/01/24 .................        533,377            543,977
       FHLMC Cap 10.781%, Margin 2.237% + CMT, Resets Annually, 3.43%, 5/01/22 ................        348,364            362,903
       FHLMC Cap 10.91%, Margin 2.47% + CMT, Resets Annually, 4.063%, 7/01/24 .................        447,650            462,043
       FHLMC Cap 11.21%, Margin 1.91% + 12ML, Resets Annually, 6.143%, 8/01/31 ................        205,329            209,300
       FHLMC Cap 11.435%, Margin 2.198% + CMT, Resets Annually, 3.887%, 9/01/27 ...............        349,063            358,706
       FHLMC Cap 11.95%, Margin 2.313% + CMT, Resets Annually, 5.601%, 1/01/31 ................        834,870            858,186
       FHLMC Cap 12.00%, Margin 2.41% + CMT, Resets Annually, 3.998%, 11/01/25 ................        895,601            933,391
       FHLMC Cap 12.04%, Margin 2.341% + CMT, Resets Annually, 4.437%, 5/01/30 ................        796,455            823,641
       FHLMC Cap 12.214%, Margin 2.60% + 5CMT, Resets Every 5 Years, 6.05%, 7/01/30 ...........        776,013            789,669
       FHLMC Cap 12.508%, Margin 2.203% + CMT, Resets Annually, 3.87%, 11/01/25 ...............        183,869            187,937


                                          Quarterly Statement of Investments | 3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONT.)
       FHLMC Cap 12.52%, Margin 2.48% + CMT, Resets Annually, 4.077%, 12/01/30 ................    $   363,904       $    377,150
       FHLMC Cap 12.889%, Margin 2.125% + CMT, Resets Annually, 3.618%, 7/01/22 ...............      2,869,380          2,945,362
       FHLMC Cap 12.96%, Margin 1.75% + CMT, Resets Annually, 3.00%, 4/01/17 ..................        129,396            130,811
       FHLMC Cap 13.00%, Margin 2.25% + CMT, Resets Annually, 3.50%, 4/01/18 ..................        166,844            173,026
       FHLMC Cap 13.072%, Margin 2.195% + 6MTB, Resets Semi-Annually, 4.085%, 3/01/19 .........        407,968            420,830
       FHLMC Cap 13.116%, Margin 2.653% + CMT, Resets Annually, 6.564%, 4/01/31 ...............        132,825            134,933
       FHLMC Cap 13.12%, Margin 2.79% + 3CMT, Resets Every 3 Years, 6.302%, 4/01/30 ...........      3,962,506          4,090,699
       FHLMC Cap 13.475%, Margin 2.127% + 3CMT, Resets Every 3 Years, 5.873%, 1/01/28 .........        568,955            577,345
       FHLMC Cap 13.552%, Margin 1.969% + CMT, Resets Annually, 3.422%, 5/01/20 ...............        511,051            527,041
       FHLMC Cap 13.92%, Margin 1.66% + 5CMT, Resets Every 5 Years, 5.233%, 10/01/18 ..........        440,121            446,534
       FHLMC Cap 13.948%, Margin 2.133% + CMT, Resets Annually, 6.873%, 11/01/19 ..............        370,944            385,553
       FHLMC Cap 15.859%, Margin 1.875% + CMT, Resets Annually, 3.577%, 11/01/16 ..............        826,334            844,264
                                                                                                                     ------------
                                                                                                                       17,483,748
                                                                                                                     ------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 28.7%
       FNMA 15 Year, 5.00% 6/01/18 ............................................................      2,195,201          2,233,122
       FNMA 15 Year, 5.00% 7/01/18 ............................................................      7,365,089          7,494,469
       FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 .................................................      7,259,513          7,514,651
       FNMA 15 Year, 6.00%, 1/01/11 - 5/01/17 .................................................      7,046,914          7,391,821
       FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 ................................................        814,214            863,775
       FNMA 15 Year, 7.00%, 11/01/11 ..........................................................          2,532              2,685
       FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 .................................................         60,321             64,067
       FNMA 20 Year, 6.50%, 5/01/16 - 5/01/19 .................................................      7,178,468          7,587,461
       FNMA 20 Year, 10.00%, 8/01/15 ..........................................................         88,101             98,069
       FNMA 30 Year, 5.00%, 4/01/34 ...........................................................      1,965,729          1,951,957
       FNMA 30 Year, 5.50%, 9/01/33 - 12/01/34 ................................................     15,509,723         15,762,327
       FNMA 30 Year, 5.50%, 11/01/34 ..........................................................     26,431,230         26,857,274
       FNMA 30 Year, 6.00%, 12/01/23 ..........................................................          4,333              4,506
   (a) FNMA 30 Year, 6.00%, 1/01/29 ...........................................................      4,235,526          4,379,796
       FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 ................................................     14,801,364         15,544,720
       FNMA 30 Year, 7.00%, 6/01/24 - 10/01/32 ................................................      3,825,747          4,057,722
       FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 .................................................        930,714            997,423
       FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 .................................................        163,560            177,287
       FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ...............................................      2,822,241          3,105,270
       FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 .................................................        711,872            776,866
       FNMA 30 Year, 9.25%, 10/01/09 ..........................................................         14,168             14,743
       FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ................................................      1,137,078          1,270,866
       FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 ................................................        881,345            981,070
       FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ................................................        115,546            128,770
       FNMA 30 Year, 11.00%, 10/01/15 - 6/01/30 ...............................................        224,508            253,584
       FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ................................................          6,998              7,910
       FNMA 30 Year, 12.50%, 9/01/13 - 12/01/13 ...............................................          2,070              2,361
       FNMA GL 30 Year, 9.00%, 11/01/11 .......................................................        315,329            346,443
       FNMA PL 30 Year, 10.00%, 9/01/20 .......................................................         26,149             29,126
                                                                                                                     ------------
                                                                                                                      109,900,141
                                                                                                                     ------------


4 | Quarterly Statement of Investments

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 8.7%
       FNMA Cap 9.25%, Margin 2.13% + CMT, Resets Annually, 4.244%, 9/01/33 ...................    $ 3,633,562       $  3,554,392
       FNMA Cap 10.216%, Margin 2.305% + CMT, Resets Annually, 6.15%, 12/01/24 ................        214,518            222,970
       FNMA Cap 10.267%, Margin 2.15% +  CMT, Resets Annually, 5.173%, 12/01/31 ...............        528,048            541,967
       FNMA Cap 10.95%, Margin 2.25% + CMT, Resets Annually, 3.779%, 8/01/29 ..................        341,886            355,744
       FNMA Cap 10.977%, Margin 2.27% + CMT, Resets Annually, 6.01%, 6/01/31 ..................      1,170,460          1,190,926
       FNMA Cap 11.135%, Margin 2.34% + CMT, Resets Annually, 6.032%, 5/01/31 .................         88,334             90,899
       FNMA Cap 11.15%, Margin 2.16% + CMT, Resets Annually, 6.125%, 11/01/28 .................        171,940            176,123
       FNMA Cap 11.243%, Margin 2.30% + CMT, Resets Annually, 5.176%, 8/01/32 .................        270,513            277,326
       FNMA Cap 11.294%, Margin 2.163% + CMT, Resets Annually, 3.851%, 11/01/31 ...............      2,089,597          2,171,893
       FNMA Cap 11.403%, Margin 2.12% + CMT, Resets Annually, 4.235%, 8/01/26 .................        403,680            418,068
       FNMA Cap 11.624%, Margin 2.351% + CMT, Resets Annually, 4.358%, 10/01/24 ...............        865,651            890,640
       FNMA Cap 11.63%, Margin 2.13% + CMT, Resets Annually, 5.523%, 1/01/32 ..................        434,603            443,772
       FNMA Cap 11.708%, Margin 2.31% + CMT, Resets Annually, 4.005%, 10/01/29 ................        624,578            645,897
       FNMA Cap 11.873%, Margin 1.75% + 6MDR, Resets Semi-Annually, 4.075%, 1/01/17 ...........        968,930            984,813
       FNMA Cap 11.93%, Margin 2.13% + CMT, Resets Annually, 5.994%, 7/01/31 ..................        251,503            257,057
       FNMA Cap 11.963%, Margin 2.195% + CMT, Resets Annually, 4.157%, 5/01/27 ................        539,936            560,488
       FNMA Cap 12.01%, Margin 2.41% + CMT, Resets Annually, 5.91%, 10/01/32 ..................        486,499            498,644
       FNMA Cap 12.06%, Margin 2.125% + 6MDR, Resets Semi-Annually, 4.956%, 6/01/17 ...........        225,060            228,385
       FNMA Cap 12.135%, Margin 2.045% + CMT, Resets Annually, 3.343%, 6/01/25 ................        288,901            299,072
       FNMA Cap 12.27%, Margin 2.38% + 3CMT, Resets Every 3 Years, 5.765%, 5/01/30 ............        206,365            212,504
       FNMA Cap 12.31%, Margin 2.15% + CMT, Resets Annually, 3.427%, 4/01/27 ..................        481,035            493,289
       FNMA Cap 12.551%, Margin 1.41% + 6ML, Resets Semi-Annually, 6.577%, 4/01/31 ............        297,104            304,891
       FNMA Cap 12.57%, Margin 2.606% + CMT, Resets Annually, 3.986%, 7/01/26 .................        103,002            104,880
       FNMA Cap 12.575%, Margin 2.137% + CMT, Resets Annually, 4.554%, 2/01/32 ................        507,807            522,020
       FNMA Cap 12.65%, Margin 2.15% + 5CMT, Resets Every 5 Years, 5.859%, 8/01/29 ............        114,042            116,476
       FNMA Cap 12.709%, Margin 1.94% + 3CMT, Resets Every 3 Years, 5.283%, 5/01/28 ...........      1,104,731          1,138,760
       FNMA Cap 12.711%, Margin 2.15% + CMT, Resets Annually, 3.281%, 7/01/27 .................        354,624            363,072
       FNMA Cap 12.75%, Margin 2.15% + CMT, Resets Annually, 4.264%, 8/01/30 ..................        660,246            685,878
       FNMA Cap 12.76%, Margin 2.55% + CMT, Resets Annually, 4.332%, 10/01/29 .................        223,654            230,523
       FNMA Cap 12.764%, Margin 2.244% + CMT, Resets Annually, 3.971%, 5/01/25 ................         56,123             57,667
       FNMA Cap 12.779%, Margin 2.20% + CMT, Resets Annually, 3.803%, 8/01/27 .................        178,553            184,038
       FNMA Cap 12.91%, Margin 2.139% + 3CMT, Resets Every 3 Years, 5.893%, 7/01/31 ...........      2,215,667          2,283,379
       FNMA Cap 12.94%, Margin 2.08% + 3CMT, Resets Every 3 Years, 5.95%, 4/01/18 .............        237,144            244,594
       FNMA Cap 12.953%, Margin 2.125% + 6MTB, Resets Semi-Annually, 3.783%, 4/01/18 ..........         87,757             90,329
       FNMA Cap 13.005%, Margin 2.41% + CMT, Resets Annually, 7.279%, 9/01/32 .................        466,926            480,276
       FNMA Cap 13.098%, Margin 2.24% + CMT, Resets Annually, 4.11%, 7/01/25 ..................        231,843            238,238
       FNMA Cap 13.25%, Margin 2.125% + CMT, Resets Annually, 4.125%, 9/01/18 .................         62,893             63,572
       FNMA Cap 13.26%, Margin 2.39% + CMT, Resets Annually, 4.512%, 5/01/27 ..................      1,515,945          1,552,360
       FNMA Cap 13.535%, Margin 1.25% + COFI, Resets Annually, 3.181%, 1/01/18 ................      3,676,227          3,709,447
       FNMA Cap 13.54%, Margin 1.09% - NCR, Resets Annually, 4.565%, 10/01/19 .................        742,702            740,597
       FNMA Cap 13.63%, Margin 2.14% + CMT, Resets Annually, 3.836%, 7/01/19 ..................      3,273,871          3,383,657
       FNMA Cap 14.027%, Margin 2.063% + CMT, Resets Annually, 3.898%, 4/01/21 ................        138,095            140,699
       FNMA Cap 14.41%, Margin 1.42% + CMT, Resets Annually, 4.065%, 7/01/17 ..................        290,873            293,846
       FNMA Cap 14.744%, Margin 3.678% + 6ML, Resets Semi-Annually, 8.295%, 6/01/30 ...........         83,573             84,913
       FNMA Cap 14.781%, Margin 2.06% + CMT, Resets Annually, 3.801%, 12/01/22 ................        431,186            443,858
       FNMA Cap 14.784%, Margin 1.87% + 3CMT, Resets Every 3 Years, 5.474%, 5/01/21 ...........        606,189            624,965
       FNMA Cap 15.319%, Margin 1.96% + CMT, Resets Annually, 3.355%, 7/01/14 .................        768,375            784,842
                                                                                                                     ------------
                                                                                                                       33,382,646
                                                                                                                     ------------


                                          Quarterly Statement of Investments | 5

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 18.7%
       GNMA I SF 15 Year, 7.00%, 4/15/14 ......................................................    $   133,031       $    141,778
       GNMA I SF 15 Year, 8.00%, 9/15/15 ......................................................        175,706            188,178
       GNMA I SF 30 Year, 5.00%, 4/15/34 - 7/15/34 ............................................      9,535,361          9,550,067
       GNMA I SF 30 Year, 5.50%, 9/15/33 - 6/15/34 ............................................      3,161,434          3,232,221
       GNMA I SF 30 Year, 6.00%, 2/15/29 - 12/15/33 ...........................................      2,899,440          3,008,503
       GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ............................................      1,498,781          1,580,200
       GNMA I SF 30 Year, 7.00%, 10/15/09 - 2/15/32 ...........................................      2,794,503          2,955,620
       GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 ..........................................        316,222            340,432
       GNMA I SF 30 Year, 8.00%, 1/15/17 - 1/15/28 ............................................        850,618            930,336
       GNMA I SF 30 Year, 8.25%, 4/15/06 - 10/15/21 ...........................................        524,827            568,271
       GNMA I SF 30 Year, 8.50%, 6/15/16 - 8/15/26 ............................................        869,910            957,921
       GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 ............................................        290,918            318,173
       GNMA I SF 30 Year, 9.50%, 10/15/09 - 10/15/20 ..........................................        224,722            247,026
       GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 ..........................................         35,868             40,117
       GNMA I SF 30 Year, 10.50%, 1/15/16 .....................................................          1,273              1,430
       GNMA II SF 15 Year, 9.00%, 8/20/06 - 12/20/06 ..........................................          2,446              2,508
       GNMA II SF 30 Year, 5.00%, 9/20/33 .....................................................     12,781,652         12,796,709
       GNMA II SF 30 Year, 5.00%, 1/20/34 .....................................................      9,127,205          9,127,043
       GNMA II SF 30 Year, 6.00%, 3/20/34 .....................................................      6,409,903          6,649,994
       GNMA II SF 30 Year, 6.00%, 4/20/34 - 6/20/34 ...........................................      6,464,069          6,702,667
       GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ...........................................      3,072,959          3,233,147
       GNMA II SF 30 Year, 7.00%, 3/20/27 - 11/20/32 ..........................................      4,982,901          5,281,021
       GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 ..........................................      3,282,477          3,516,367
       GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ...........................................        340,290            371,167
       GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ...........................................         95,938            105,315
       GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 ..........................................         21,170             23,717
       GNMA II SF 30 Year, 10.50%, 6/20/20 ....................................................             90                102
                                                                                                                     ------------
                                                                                                                       71,870,030
                                                                                                                     ------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE .2%
       GNMA Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.75%, 7/20/27 ...................        602,490            610,854
       GNMA Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 4.125%, 11/20/25 .................        199,811            204,333
                                                                                                                     ------------
                                                                                                                          815,187
                                                                                                                     ------------
       HOME EQUITY ASSET-BACKED SECURITIES 14.4%
       AFC Home Equity Loan Trust, 1997-4, 2A2, Margin .24% + 1 Month LIBOR, Resets Monthly, ,
        2.658%, 12/22/27 ......................................................................      1,535,248          1,537,316
       Asset Backed Funding Certificates, 2001-AQ1, M1, 6.863%, 5/20/32 .......................      6,000,000          6,079,443
       Chase Funding Mortgage Loan Asset Backed Certificates, 1993-3, IIA1, 2.748%, 9/25/29 ...        280,151            280,401
       Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6, 1A4, 4.499, 8/25/30 .....     10,000,000          9,981,819
       Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%, 1/25/33 ...................      4,000,000          4,012,924
       Contimortgage Home Equity Loan Trust, 99-3, A6, 7.68%, 12/25/29 ........................        464,009            481,130
       Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%, 8/25/32 ....................      2,862,000          2,863,027
       Countrywide Asset-Backed Certificates, 2004-12, AF6, 4.634%, 3/25/35 ...................      2,850,000          2,832,967
       FNMA Grantor Trust, 2003-T4, 2A3, 2.859%, 12/26/29 .....................................        294,160            293,927
       Morgan Stanley Capital I, 2002-NC4, A2, Margin .40% + 1 Month LIBOR, Resets Monthly,
        2.818%, 9/25/32 .......................................................................        596,369            597,352
       Residential Asset Mortgage Products Inc., 2004-RS3, A13, 4.237%, 6/25/31 ...............      3,700,000          3,660,109


6 | Quarterly Statement of Investments

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       HOME EQUITY ASSET-BACKED SECURITIES (CONT.)
       Residential Asset Securities Corp., 2000-KS2, AII, Margin .25% + 1 Month LIBOR,
        Resets Monthly, 2.66%, 3/25/30 ........................................................    $ 2,376,269       $  2,379,244
       Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32 .....................      2,500,000          2,461,905
       Residential Funding Mortgage Securities II, 2002-HI5, A4, 4.04%, 7/25/15 ...............      2,500,000          2,503,481
       Residential Funding Mortgage Securities II, 2004-HI2, A4, 5.24%, 9/25/18 ...............      5,000,000          5,098,229
       Residential Funding Mortgage Securities II, 2004-HS1, AI4, 3.77%, 1/25/22 ..............      3,000,000          2,900,849
       Travelers Mortgage Services Inc., Cap 13.95%, Margin 2.25% + CMT, Resets Annually, .....
        4.222%, 12/25/18 ......................................................................        247,342            251,119
       Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 ..............................        100,000            105,248
       Wells Fargo Home Equity Trust, 2004-2, A15, 4.89%, 11/25/28 ............................      6,868,000          6,915,113
                                                                                                                     ------------
                                                                                                                       55,235,603
                                                                                                                     ------------
       TOTAL LONG TERM INVESTMENTS (COST $399,459,946) ........................................                       401,677,529
                                                                                                                     ------------
       SHORT TERM INVESTMENT 3.0%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $99,676)
(b),(c)U.S. Treasury Bill, 2/24/05 ............................................................        100,000             99,716
                                                                                                                     ------------
       TOTAL INVESTMENTS BEFORE MONEY FUND (COST $399,559,622)
                                                                                                 --------------
                                                                                                     SHARES
                                                                                                 --------------
       MONEY FUND (COST $11,429,680) 3.0%
   (d) Franklin Institutional Fiduciary Trust Money Market Portfolio ..........................     11,429,680         11,429,680
                                                                                                                     ------------
       TOTAL INVESTMENTS (COST $410,989,302) 107.8% ...........................................                       413,206,925
       OTHER ASSETS, LESS LIABILITIES (7.8)% ..................................................                       (29,803,641)
                                                                                                                     ------------
       NET ASSETS 100.0% ......................................................................                      $383,403,284
                                                                                                                     ============

(a)   Security purchased on a to-be-announced basis.

(b)   Security on deposit with broker for initial margin on futures contracts.

(c)   Security is traded on a discount basis with no stated coupon rate.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

GLOSSARY OF TERMS

3CMT  - 3 Year Constant Maturity Treasury Index
5CMT  - 5 Year Constant Maturity Treasury Index
6ML   - 6 Month LIBOR
12ML  - 12 Month LIBOR
6MDR  - 6 Month Discount Rate
6MTB  - 6 Month Treasury Bill Rate
CMT   - 1 Year Constant Maturity Treasury Index
COFI  - Eleventh District Cost of Funds Index
LIBOR - London Interbank Offered Rate
NCR   - National Contract Rate
PC    - Participation Certificate
PL    - Project Loan
SF    - Single Family


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENT (UNAUDITED)

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin Strategic Mortgage Portfolio (the Fund).

1. INCOME TAXES

At December 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .................................    $411,438,038
                                                         ============
Unrealized appreciation .............................    $  2,977,734
Unrealized depreciation .............................      (1,208,847)
                                                         ------------
Net unrealized appreciation (depreciation) ..........    $  1,768,887
                                                         ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 9

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Jimmy D. Gambill
   -------------------
     Chief Executive Officer - Finance and Administration
Date   February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
   -------------------
     Chief Executive Officer - Finance and Administration
Date   February 18, 2005


By /s/Galen G. Vetter
   -------------------
     Chief Financial Officer
Date   February 18, 2005















                                EXHIBIT (A)



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Strategic Mortgage Portfolio;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Strategic Mortgage Portfolio;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005

/S/GALEN G. VETTER
Chief Financial Officer